Equity	12 Months Ended
Dec. 31, 2022
Equity.
Equity

19    Equity

a.    Share capital

As of December 31, 2022, Arco’s share capital is represented by 56,954,952 common shares of par value of US$ 0.00005 each, comprised of 27,400,848 Class B common shares and 29,554,104 Class A common shares.

December 31, 2021 shares outstanding	56,851,399
Restricted Stock Units transferred	141,504
Restricted Stock Unit withheld (a)	(37,951)
December 31, 2022 shares outstanding	56,954,952
(a)	A portion of the shares was withheld to pay income taxes of the beneficiaries.

The Class B common shares are entitled to 10 votes per share and the Class A common shares, which are publicly traded, are entitled to one vote per share

The dual class structure will exist as long as the total number of issued and outstanding Class B common shares is at least 10% of the total number of shares outstanding.

b.    Treasury shares

Repurchase program

On January 6, 2021, the Company’s Board of Directors approved a share repurchase program, or the Repurchase Program, to comply with management long-term incentive plan obligations. Pursuant to the Repurchase Program, the Company may repurchase up to 500,000 of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on January 6, 2021, continuing until the earlier of the completion of the repurchase or January 6, 2023, depending upon market conditions.

On March 31, 2021, the Company approved to increase the share repurchase limit of its existing share repurchase program established on January 6, 2021. Pursuant to the increased repurchase limit, Arco may repurchase up to 2,500,000 million of its outstanding Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on March 31, 2021, continuing until the earlier of the completion of the repurchase or January 6, 2023, depending upon market conditions.

The following table reflects the movements of treasury shares repurchased until December 31, 2022:

	Number of
	shares
	2022	2021
At beginning of the year	605,316	—
Repurchase	551,125	1,480,061
Transferred – RSU’s program	(109,299)	(124,745)
Cancelled	—	(750,000)
At end of the year	1,047,142	605,316

As of December 31, 2022, the Company has a total of 1,047,142 of treasury Class A common shares with an average price of R$ 106.3 (equivalent to US$ 20.4).